Offerings	Feb. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Fee Rate	0.01381%
Offering Note	In accordance with Rule 456(b) and Rule 457(r) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), Fidus Investment Corporation (the "Registrant") is deferring payment of all of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Fee Rate	0.01381%
Offering Note	In accordance with Rule 456(b) and Rule 457(r) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), Fidus Investment Corporation (the "Registrant") is deferring payment of all of the registration fees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	In accordance with Rule 456(b) and Rule 457(r) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), Fidus Investment Corporation (the "Registrant") is deferring payment of all of the registration fees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	In accordance with Rule 456(b) and Rule 457(r) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), Fidus Investment Corporation (the "Registrant") is deferring payment of all of the registration fees.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	In accordance with Rule 456(b) and Rule 457(r) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), Fidus Investment Corporation (the "Registrant") is deferring payment of all of the registration fees.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Carry Forward Form Type	N-2
Carry Forward File Number	333-277540
Carry Forward Initial Effective Date	May 08, 2024
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Carry Forward Form Type	N-2
Carry Forward File Number	333-277540
Carry Forward Initial Effective Date	May 08, 2024
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	N-2
Carry Forward File Number	333-277540
Carry Forward Initial Effective Date	May 08, 2024
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	N-2
Carry Forward File Number	333-277540
Carry Forward Initial Effective Date	May 08, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	N-2
Carry Forward File Number	333-277540
Carry Forward Initial Effective Date	May 08, 2024
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	N-2
Carry Forward File Number	333-277540
Carry Forward Initial Effective Date	May 08, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 14,760.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $100,000,000 of unsold securities of the Registrant that were previously registered on the Registrant's Registration Statement on Form N-2 (File No. 333-277540) (the "Unsold Securities"), which was initially filed with the Securities and Exchange Commission (the "SEC") on February 29, 2024, as amended on May 8, 2024, and declared effective by the SEC on May 8, 2024 (the "Prior Registration Statement"). The Registrant previously paid a filing fee in the aggregate of $14,760 relating to the Unsold Securities. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement will be deemed terminated as of the effective date of this Registration Statement.